LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,054	$ 3,897
Less than 1 year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	4,054	3,897
1 year to 5 years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0	0
Carrying Amount [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,054	$ 3,897